Other Financial Assets and Liabilities - Schedule of Derivative Financial Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 315,537	₩ 445,471
Less: Assets, non-current	(202,144)	(261,719)
Assets, Current	113,393	183,752
Liabilities, Total	13,862	3
Less: Liabilities, non-current	(13,862)	0
Liabilities, Current	0	3
Interest rate swap
Disclosure of detailed information about financial instruments [line items]
Assets, Total	1,810	352
Liabilities, Total	0	3
Currency swap
Disclosure of detailed information about financial instruments [line items]
Assets, Total	313,727	445,119
Liabilities, Total	₩ 13,862	₩ 0